Net Loss Per Share Attributable to Ordinary Shareholders	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 7 - Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six-months	Six-months
	period ended	period ended
	June 30	June 30
	2023	2022
	In USD thousands, except share data

Numerator:
Net loss	(22,797)	(78,937)

Denominator:
Weighted-average shares used in computing net loss per share
attributable to ordinary shareholders, basic and diluted	9,558,418	9,048,392

Net loss per share attributable to ordinary shareholders, basic
and diluted	(2.39)	(8.72)

Since the Company incurred net losses for each of the periods presented, diluted net loss per share is the same as basic net loss per share. All of the Company’s outstanding stock options and RSUs, as well as the warrants, were excluded in the calculation of diluted net loss per share as the effect would be anti-dilutive.